Schedule of Fair Value of Warrant Liabilities Related to Various Tranches of Warrants Issued (Details)			12 Months Ended
		Aug. 08, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Aug. 08, 2024 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			$ (42,593,254)	$ 838,378
November Two Thousand Twenty Five Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			21,617
September Two Thousand Twenty Five Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			34,925,173
June 2025 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			5,186,222
January 2025 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			2,399
November 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			18,902
October 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			10,308
August 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			33,000
March 2023 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			2,331,374
April 2022 Special Warrant Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						91 days
Share price | $ / shares						$ 5.43
Fair value				1
Change in derivative liability			(1)
April 2022 Special Warrant Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						70
April 2022 Special Warrant Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						2.96
April 2022 Special Warrant Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						0
April 2022 Non-Brokered Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						91 days
Share price | $ / shares						$ 5.43
Fair value				1
Change in derivative liability			(1)
April 2022 Non-Brokered Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						70
April 2022 Non-Brokered Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						2.96
April 2022 Non-Brokered Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						0
June 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			(1)
February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			(44,464)
June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			(9,724)
August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability	[1]		(14,945)
Warrant [Member] | November Two Thousand Twenty Five Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					585 days		625 days
Share price | $ / shares					$ 8.40		$ 6.65
Fair value		$ 40,063	61,680
Warrant [Member] | November Two Thousand Twenty Five Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					80		80
Warrant [Member] | November Two Thousand Twenty Five Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.58		2.47
Warrant [Member] | November Two Thousand Twenty Five Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0		0
Warrant [Member] | September Two Thousand Twenty Five Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					1733 days		1826 days
Share price | $ / shares					$ 8.40		$ 7.18
Fair value		24,353,610	59,278,783
Warrant [Member] | September Two Thousand Twenty Five Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					100		105
Warrant [Member] | September Two Thousand Twenty Five Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.96		2.78
Warrant [Member] | September Two Thousand Twenty Five Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0		0
Warrant [Member] | June 2025 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					887 days		1096 days
Share price | $ / shares					$ 8.40		$ 4.73
Fair value		7,171,032	12,357,254
Warrant [Member] | June 2025 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					85		105
Warrant [Member] | June 2025 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.58		2.62
Warrant [Member] | June 2025 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0		0
Warrant [Member] | January 2025 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					585 days		943 days
Share price | $ / shares					$ 8.40		$ 5.78
Fair value		$ 7,116	9,515
Warrant [Member] | January 2025 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					80		105
Warrant [Member] | January 2025 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.58		2.85
Warrant [Member] | January 2025 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0		0
Warrant [Member] | November 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					585 days	950 days
Share price | $ / shares					$ 8.40	$ 5.43
Fair value			51,276	32,374
Warrant [Member] | November 2024 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					80	95
Warrant [Member] | November 2024 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.58	2.96
Warrant [Member] | November 2024 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0
Warrant [Member] | October 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					585 days	950 days
Share price | $ / shares					$ 8.40	$ 5.43
Fair value			36,189	25,881
Warrant [Member] | October 2024 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					80	95
Warrant [Member] | October 2024 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.58	2.96
Warrant [Member] | October 2024 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0
Warrant [Member] | August 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					585 days	950 days
Share price | $ / shares					$ 8.40	$ 5.43
Fair value			115,857	82,857
Warrant [Member] | August 2024 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					80	95
Warrant [Member] | August 2024 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.58	2.96
Warrant [Member] | August 2024 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0
Warrant [Member] | March 2023 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					86 days	451 days
Share price | $ / shares					$ 8.40	$ 5.43
Fair value			3,246,420	915,046
Warrant [Member] | March 2023 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					24	24
Warrant [Member] | March 2023 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.58	2.96
Warrant [Member] | March 2023 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0
Warrant Liabilities [Member] | June 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						91 days
Share price | $ / shares						$ 5.43
Fair value				1
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						70
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						2.96
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						0
Warrant Liabilities [Member] | February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					40 days	405 days
Share price | $ / shares					$ 8.40	$ 5.43
Fair value			1	44,465
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					55	70
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.58	2.96
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life						365 days
Share price | $ / shares						$ 5.43
Fair value				9,724
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						70
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						2.96
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input						0
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life	[1]					365 days
Share price | $ / shares	[1]					$ 5.43
Fair value	[1]			$ 14,945
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input	[1]					70
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input	[1]					2.96
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input	[1]					0

[1]	The grant date fair value of the September 2025 Compensation Options was estimated at $2,309,056 using the Black-Scholes valuation model with the following underlying assumptions: